Prospectus Supplement	January 12, 2021

Putnam RetirementReady® Funds

Prospectus dated January 4, 2021

For each of Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam RetirementReady 2025 Fund, and Putnam RetirementReady Maturity Fund, the following replaces similar disclosure under the caption “Average annual total returns after sales charges” in the sub-section “Investments, risks, and performance” in the section “Fund summaries”:

Putnam RetirementReady 2040 Fund

Average annual total returns after sales charges (for periods ended 12/31/19)

Share class	1 year	5 years	10 years
Class A before taxes	10.83%	4.83%	7.95%
Class A after taxes on distributions	9.32%	3.43%	6.72%
Class A after taxes on distributions and sale of fund shares	7.49%	3.43%	6.05%
Class B before taxes	11.69%	4.96%	7.94%
Class C before taxes	15.75%	5.29%	7.79%
Class R before taxes	17.32%	5.83%	8.32%
Class R3 before taxes*	17.56%	6.03%	8.54%
Class R4 before taxes**	17.86%	6.30%	8.81%
Class R5 before taxes***	17.98%	6.40%	8.88%
Class R6 before taxes****	18.00%	6.41%	8.89%
Class Y before taxes	17.91%	6.35%	8.86%
S&P 500 Index (no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%
Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	8.72%	3.05%	3.75%
*	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares.
**	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares.
***	Performance for class R5 shares prior to their inception (1/4/21) is derived from the historical performance of class R6 shares, adjusted for the higher investor servicing fees applicable to class R5 shares.
****	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

The Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

Putnam RetirementReady 2035 Fund

Average annual total returns after sales charges (for periods ended 12/31/19)

Share class	1 year	5 years	10 years
Class A before taxes	8.78%	4.20%	7.28%
Class A after taxes on distributions	7.66%	2.92%	6.21%
Class A after taxes on distributions and sale of fund shares	5.93%	2.91%	5.51%
Class B before taxes	9.56%	4.33%	7.27%
Class C before taxes	13.53%	4.66%	7.10%
Class R before taxes	15.18%	5.19%	7.65%
Class R3 before taxes*	15.33%	5.38%	7.84%
Class R4 before taxes**	15.62%	5.64%	8.11%
Class R5 before taxes***	15.78%	5.75%	8.18%
Class R6 before taxes****	15.83%	5.79%	8.22%
Class Y before taxes	15.70%	5.71%	8.18%
S&P 500 Index (no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%
Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	8.72%	3.05%	3.75%
*	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares.
**	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares.
***	Performance for class R5 shares prior to their inception (1/4/21) is derived from the historical performance of class R6 shares, adjusted for the higher investor servicing fees applicable to class R5 shares.
****	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

The Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

Putnam RetirementReady 2030 Fund

Average annual total returns after sales charges (for periods ended 12/31/19)

Share class	1 year	5 years	10 years
Class A before taxes	6.60%	3.44%	6.42%
Class A after taxes on distributions	5.46%	2.25%	5.51%
Class A after taxes on distributions and sale of fund shares	4.53%	2.32%	4.86%
Class B before taxes	7.30%	3.56%	6.41%
Class C before taxes	11.30%	3.91%	6.26%
Class R before taxes	12.83%	4.41%	6.78%
Class R3 before taxes*	12.99%	4.56%	6.93%
Class R4 before taxes**	13.28%	4.83%	7.20%
Class R5 before taxes***	13.43%	4.94%	7.28%
Class R6 before taxes****	13.50%	5.00%	7.35%
Class Y before taxes	13.40%	4.94%	7.32%
S&P 500 Index (no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%
Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	8.72%	3.05%	3.75%
*	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares.
**	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares.
***	Performance for class R5 shares prior to their inception (1/4/21) is derived from the historical performance of class R6 shares, adjusted for the higher investor servicing fees applicable to class R5 shares.
****	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

The Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

Putnam RetirementReady 2025 Fund

Average annual total returns after sales charges (for periods ended 12/31/19)

Share class	1 year	5 years	10 years
Class A before taxes	4.48%	2.56%	5.43%
Class A after taxes on distributions	3.55%	1.48%	4.56%
Class A after taxes on distributions and sale of fund shares	3.05%	1.63%	4.03%
Class B before taxes	5.04%	2.66%	5.42%
Class C before taxes	9.02%	3.01%	5.26%
Class R before taxes	10.55%	3.52%	5.79%
Class R3 before taxes*	10.70%	3.68%	5.94%
Class R4 before taxes**	10.98%	3.94%	6.21%
Class R5 before taxes***	11.14%	4.04%	6.28%
Class R6 before taxes****	11.22%	4.11%	6.35%
Class Y before taxes	11.09%	4.04%	6.31%
S&P 500 Index (no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%
Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	8.72%	3.05%	3.75%
*	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares.
**	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares.
***	Performance for class R5 shares prior to their inception (1/4/21) is derived from the historical performance of class R6 shares, adjusted for the higher investor servicing fees applicable to class R5 shares.
****	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

The Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

Putnam RetirementReady Maturity Fund

Average annual total returns after sales charges (for periods ended 12/31/19)

Share class	1 year	5 years	10 years
Class A before taxes	4.12%	1.68%	3.00%
Class A after taxes on distributions	3.14%	0.71%	2.15%
Class A after taxes on distributions and sale of fund shares	2.66%	0.90%	2.01%
Class B before taxes	2.66%	1.36%	2.80%
Class C before taxes	6.63%	1.74%	2.65%
Class R before taxes	8.19%	2.25%	3.16%
Class R3 before taxes*	8.30%	2.38%	3.30%
Class R4 before taxes**	8.57%	2.64%	3.56%
Class R5 before taxes***	8.71%	2.74%	3.63%
Class R6 before taxes****	8.79%	2.82%	3.70%
Class Y before taxes	8.69%	2.75%	3.67%
S&P 500 Index (no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%
Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	8.72%	3.05%	3.75%
*	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares.
**	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares.
***	Performance for class R5 shares prior to their inception (1/4/21) is derived from the historical performance of class R6 shares, adjusted for the higher investor servicing fees applicable to class R5 shares.
****	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

The Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.
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